INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS
INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS

3.      INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS

Investment in equity securities, at fair value

MaxCyte Inc.

The Company had an equity investment in the common stock of MaxCyte, a publicly traded company. The fair value of this security was measured using its quoted market price, a Level 1 input, and was $3.9 million as of December 31, 2021. In the fourth quarter of 2022, the Company sold all common stock of MaxCyte for a consideration of $2.5 million. The Company recognized losses of $1.4 million through change in fair value of investments in the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.

BioInvent International AB – ordinary shares

In October 2020, in conjunction with its license agreement entered into with BioInvent (see Note 1), a publicly traded company, CASI made a $6.3 million investment (equivalent to SEK 53.8 million) to acquire 1.2 million new shares of BioInvent, and 588,000 warrants, each warrant with a right to subscribe for 1 share in BioInvent within a period of five years. The fair value of the ordinary shares was measured using its quoted market price, a Level 1 input (see Note 18). Changes in fair value of the investments are recognized as gains (losses) in the consolidated statements of operations and comprehensive loss.

In the second quarter of 2022, the Company sold 275,000 ordinary shares of BioInvent. In the fourth quarter of 2024, the Company sold 164,439 ordinary shares of BioInvent. For the years ended December 31, 2024, 2023 and 2022, the Company recognized gains of $1.5 million, losses of $1.1 million and losses of $1.9 million for the ordinary shares of BioInvent, respectively, in changes of fair value of investment in the Company’s consolidated statements of operations and comprehensive loss.

BioInvent International AB – warrants

The fair value of the warrants of BioInvent was measured using observable market-based inputs other than quoted prices in active markets for identical assets, level 2 inputs (see Note 18). The Company uses the Black-Scholes-Merton valuation model to estimate the fair value of warrants. The fair value of the warrants was $66,000 as of December 31, 2024, with assumptions including an expected life of 0.91 years, an assumed volatility of 55.6%, and a risk-free interest rate of 2.07%. The fair value of the warrants was $4,533 as of December 31, 2023, with assumptions including an expected life of 1.91 years, an assumed volatility of 43.59%, and a risk-free interest rate of 2.29%. The Company recognized unrealized gain of $61,000 for such warrants for the year ended December 31, 2024 and unrealized losses of, $0.2 million and $0.4 million, for the years ended December 31, 2023 and 2022, respectively.

The following table summarizes the Company’s investments in equity securities at fair value as of December 31, 2024 and 2023, respectively:

		Gross
(In thousands)		unrealized	Aggregate fair
As of December 31, 2024	Cost	losses	value
BioInvent International AB - ordinary shares	$2,723	$(166)	$2,557
BioInvent International AB - warrants	656	(590)	66
Total	3,379	(756)	$2,623

		Gross
(In thousands)		unrealized	Aggregate fair
As of December 31, 2023	Cost	losses	value
BioInvent International AB - ordinary shares	$4,337	$(2,662)	$1,675

Long-term investments

Long-term investments include long term investments measured at fair value or measurement alternative, and an equity method investment.

Long-term investments measured at fair value or measurement alternative

Long-term investments measured at fair value or measurement alternative as of December 31, 2024 and 2023 consisted of the following:

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2024		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - series A preferred shares	331	—	—	—	331
Alesta Therapeutics B.V. - ordinary shares	2,250	—	(865)	—	1,385
Total	$2,581	$—	$(865)	$—	$1,716

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2023		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments measured at fair value
Available-for-sale debt securities:
Alesta Therapeutics B.V. - convertible loan	$261	$35	$—	$—	$296
Securities measured at fair value:
BioInvent International AB - warrants	656	—	(651)	—	5
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - ordinary shares	2,250	—	(865)	—	1,385
Total	$3,167	$35	$(1,516)	$—	$1,686

◾	Alesta Therapeutics B.V. (previously Black Belt Tx Limited)

In April 2019, in conjunction with its license agreement the Company entered into with Black Belt (see Note 1), the Company made a 2 million euros ($2,249,600) equity investment in the ordinary shares of a newly established, privately held UK Company, Black Belt Tx Limited (“Black Belt Tx”), representing a 14.1% equity interest with the right to appoint a non-voting board observer. Because the Company does not have significant influence over operating and financial policies of Black Belt Tx, and the equity interests do not yet have readily determinable fair value, the investment in Black Belt Tx is stated at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment.

In July 2021, Alesta Therapeutics B.V. (“Alesta Tx”) was incorporated as the parent company holding all shares of Black Belt Tx with same ownership structure as Black Belt Tx. CASI obtained 14.1% equity interest in Alesta Tx in exchange for its 14.1% equity interest in Black Belt Tx. In July 2021, a new investor contributed 750,000 euros to Alesta Tx in exchange for 770,270 newly issued common stocks, representing 8.3% of the fully diluted capital. Upon the completion of the capital contribution, the Company’s equity ownership in Alesta Tx was diluted from 14.1% to 12.9%.

In July 2021, the Company entered into a three-year convertible loan agreement with Alesta Tx (the “Alesta Tx Loan”) in the amount of 217,166 euros ($261,000) with a non-compounding annual interest rate of 6% payable, together with the principal balance, at maturity. In the event that Black Belt Tx, on or prior to the maturity date, completes an equity financing round of at least 10,000,000 euros ($11.9 million), then the outstanding principal amount shall be automatically converted into such shares at 80% of the price per share issued divided by a compensating factor based on the number of years that the Black Belt Tx Loan has been outstanding. The investment in convertible loan is accounted for as investment in debt securities as available-for-sale instrument.

Upon Alesta’s completion of its Series A financing, all of CASI’s loan principal plus accrued interest was converted into 172,875 Series A Preferred Shares of Alesta. Upon completion of the conversion, the Company recognized the investment in the Series A Preferred Shares at fair value of 317,612 euro ($331,237). The Company concluded the Series A Preferred Shares are equity securities and elected the measurement alternative under ASC 321 for subsequent measurement, as Alesta’s equity shares do not have a readily determinable fair value under ASC 321. The Company recognized a change in fair value of $37,000 to reflect the fair value changes of the convertible loan in 2024 prior to the conversion.

◾	Cleave Therapeutics, Inc.

In March 2021, in conjunction with its license agreement entered into with Cleave (see Note 1), CASI made a $5.5 million investment in Cleave through a three-year convertible note with an annual interest rate of 3% payable at maturity. The principal balance is also due at maturity. The proceeds will support and advance Cleave’s programs and general operations.

In the event that Cleave, on or prior to the maturity date, completes an equity financing round of preferred stock of at least $10.0 million, then the outstanding principal amount and accrued interest shall be automatically converted into such shares at 80% of the price per share issued. The investment in the convertible loan is designated an investment measured at fair value through profit or loss.

The Company recognized loss of fair value change of $5.1 million for the year ended December 31, 2022.

On July 18, 2023, the Company entered into an assignment agreement with Cleave, pursuant to which the Company obtained a repayment in the amount of USD $1 million and agreed to terminate the outstanding convertible promissory note. As a result, the Company recognized gain from extinguishment of investment in a convertible loan in amount of $474,000 in “other income”.

Equity method investment

◾Investment in Precision Autoimmune Therapeutics Co., Ltd., (“PAT”)

In May 2022, CASI China entered into an agreement for the investment in PAT in the amount of RMB 20.0 million (approximately $3.0 million) in cash during PAT’s first equity financing. CASI China has paid all the consideration in June 2022. Upon consummation of such equity financing, CASI China held 15% equity interests of PAT and one of the three board seats.

The investment is accounted for under the equity method as CASI China does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee through its board representation. The Company recognized its share of loss of the equity method investment net of income tax, in the amount of $48,000 and $0.8 million, respectively, for the years ended December 31, 2023 and 2022. Additionally, due to PAT’s slow business progress and delay of financing, the Company recognized an impairment of this investment of $2.0 million in 2023.

In July 2024, CASI China entered into an agreement to purchase 19.8876% equity interests of PAT held by a third-party investor. The investment will remain be accounted for under the equity method as CASI China does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee through its board representation. The total consideration is RMB 28.4 million (approximately $3.9 million) plus interest and will be paid in three installments. CASI China paid the first installment of RMB 10.0 million (approximately $1.4 million) in August 2024 and obtained 5.17% equity interests of PAT. The remaining two installments will be paid in 2025. As PAT has not established its own business and operation team and therefore does not qualify as a business. CASI allocated the cost of the equity interests of $1.2 million to in-process research and development (“IPR&D”) under the asset acquisition principles and immediately recorded the same amount in the share of net loss in an equity investee in its consolidated statements of operations and comprehensive loss as the IPR&D has no alternative future use.